iShares®

iShares Trust

Supplement dated December 5, 2024

to the currently effective Statement of Additional Information (the “SAI”) for the

iShares® iBonds® Dec 2024 Term Muni Bond ETF* (IBMM) (the “Fund”)

*The iShares iBonds Dec 2024 Term Muni Bond ETF may also conduct business as the iBonds Dec 2024 Term Muni Bond ETF.

The Fund has liquidated effective December 5, 2024. All references to the Fund in the SAI are hereby removed.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

IS-A-IBMM-1224

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